Revenue - Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Available for Operating Lease
Property Subject to or Available for Operating Lease [Line Items]
Net lease	$ 3,400.0	$ 3,100.0	$ 6,600.0
Gross lease	4,300.0	4,100.0	9,100.0
Accumulated depreciation	800.0	$ 1,000.0	$ 2,500.0
Charters-out
Property Subject to or Available for Operating Lease [Line Items]
2019	630.8
2020	524.6
2021	457.5
2022	382.0
2023	291.8
Minimum scheduled future revenues to be received by the company thereafter	$ 570.8